CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Common Stock Held in Treasury [Member]	Total
Balance at Jul. 31, 2019	$ 2,178,297	$ 3,346,245	$ 50,371,323	$ (1,287,852)	$ 54,608,013
Net income loss			(906,005)		(906,005)
Balance at Jul. 31, 2020	2,178,297	3,346,245	49,465,318	(1,287,852)	53,702,008
Net income loss			398,032		398,032
Balance at Jul. 31, 2021	$ 2,178,297	$ 3,346,245	$ 49,863,350	$ (1,287,852)	$ 54,100,040